Nationwide International Index Fund
FUND SUMMARY: NATIONWIDE INTERNATIONAL INDEX FUND
Objective
The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in "Investing with Nationwide Funds" commencing on page 29 of this Prospectus and in "Additional Information on Purchases and Sales" commencing on page 76 of the Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Nationwide International Index Fund		Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	5.00%	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	as a percentage of amount redeemed or exchanged within 7 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide International Index Fund		Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Class Shares
Management Fees	[1]	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.24%	0.09%	0.09%	0.24%	0.09%
Total Annual Fund Operating Expenses		0.73%	1.33%	1.33%	0.98%	0.33%
[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nationwide International Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	645	795	958	1,429
Class B Shares	635	721	929	1,359
Class C Shares	235	421	729	1,601
Class R2 Shares	100	312	542	1,201
Institutional Class Shares	34	106	185	418

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption - Nationwide International Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	135	421	729	1,359
Class C Shares	135	421	729	1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.03% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a "passive" management, or indexing, approach, designed to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. The MSCI EAFE Index includes securities of large-cap companies located in Europe, Australia and Asia (including the Far East). Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund's potential risks. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares (Years Ended December 31,)

Best Quarter: 25.16% – 2nd qtr. of 2009 Worst Quarter: -21.20% – 3rd qtr. of 2002

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class C and Class R2 shares are February 14, 2005 and March 9, 2007, respectively. Pre-inception historical performance for Class C shares is based on the previous performance of Class B shares. Pre-inception historical performance for Class R2 shares is based on the previous performance of Class A shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns For the Periods Ended December 31, 2011:
Average Annual Total Returns - Nationwide International Index Fund	1 Year	5 Years	10 Years	Inception Date
Class A Shares	(18.09%)	(6.40%)	3.25%
Class A Shares After Taxes on Distributions	(18.57%)	(7.23%)	2.45%
Class A Shares After Taxes on Distributions and Sales of Shares	(11.38%)	(5.38%)	2.67%
Class B Shares	(17.79%)	(6.13%)	3.24%
Class C Shares	(14.52%)	(5.85%)	3.10%	Feb. 14, 2005
Class R2 Shares	(13.20%)	(5.35%)	3.83%	Mar. 09, 2007
Institutional Class Shares	(12.84%)	(4.91%)	4.25%
MSCI EAFE Index (The Index does not pay sales charges, fees or expenses.)	(12.14%)	(4.72%)	4.67%